Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands	Total	Number of Common Shares Issued [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Unearned ESOP Compensation [Member]	Undivided Profits [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Noncontrolling Interest [Member]
Beginning balance at Dec. 31, 2013	$ 40,509		$ 9,307	$ 11,922	$ (989)	$ 10,289	$ (562)	$ 10,542
Beginning balance, shares at Dec. 31, 2013		7,445,931
Net Income	1,679					1,088		591
Repurchase of common stock	(1,410)		(468)	(942)
Repurchase of common stock, shares		(374,130)
2% stock dividend			178	221		(399)
2% stock dividend, shares		142,129
Cash paid – fractional shares	(4)					(4)
Other comprehensive income	867						867
Release of ESOP shares	21			5	16
Repayment of ESOP notes receivable	9		(315)	(649)	$ 973
Repayment of ESOP notes receivable, shares		(252,446)
Reclass from mezzanine capital	1,155			1,155
Record preferred stock dividend series B (noncontrolling interest)	(416)							(416)
Record preferred stock dividend series C (noncontrolling interest)	(148)							(148)
Ending balance at Dec. 31, 2014	42,262		8,702	11,712		10,974	305	10,569
Ending balance, shares at Dec. 31, 2014		6,961,484
Net Income	2,007					1,415		592
Repurchase of common stock	$ (429)		(143)	(286)
Repurchase of common stock, shares	(114,377)	(114,377)
2% stock dividend			170	321		(491)
2% stock dividend, shares		135,910
Cash paid – fractional shares	$ (5)					(5)
Other comprehensive income	(517)						(517)
Reclass from mezzanine capital	561			561
Record preferred stock dividend series B (noncontrolling interest)	(416)							(416)
Record preferred stock dividend series C (noncontrolling interest)	(149)							(149)
Ending balance at Dec. 31, 2015	43,314		8,729	12,308		11,893	(212)	10,596
Ending balance, shares at Dec. 31, 2015		6,983,017
Net Income	2,211					1,618		593
Repurchase of common stock	$ (322)		(87)	(235)
Repurchase of common stock, shares	(69,938)	(69,938)
2% stock dividend			171	467		(638)
2% stock dividend, shares		137,236
Cash paid – fractional shares	$ (6)					(6)
Other comprehensive income	(1,106)						(1,106)
Record preferred stock dividend series B (noncontrolling interest)	(417)							(417)
Record preferred stock dividend series C (noncontrolling interest)	(149)							(149)
Ending balance at Dec. 31, 2016	$ 43,525		$ 8,813	$ 12,540		$ 12,867	$ (1,318)	$ 10,623
Ending balance, shares at Dec. 31, 2016		7,050,315